Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Kirr, Marbach Partners Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	27.89%	11.40%	7.96%
Kirr, Marbach Partners Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.78%	10.39%	6.88%
Kirr, Marbach Partners Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.07%	8.93%	6.18%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%